Summary of Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Sep. 30, 2024	Sep. 30, 2023
Property, Plant and Equipment [Line Items]
Cash equivalents	$ 0		$ 0		$ 0
Impairment of long-lived assets	$ 725,000		$ 725,000		1,333,000
Advertising Expense					$ 91,000	$ 175,000
Minimum [Member]
Property, Plant and Equipment [Line Items]
Finite live intangible assets term	1 year		1 year		1 year
Maximum [Member]
Property, Plant and Equipment [Line Items]
Finite live intangible assets term	15 years		15 years		15 years